Employee Benefit Plans - Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2017
Assumptions used
Risk-free interest rate	2.24%
Dividend yield	4.00%
Volatility factor	28.12%
Expected life (years)	6 years 4 months 20 days